Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated November 16, 2007, to the Statement of Additional Information dated August 1, 2007, as previously supplemented October 29, 2007, and October 1, 2007.

SMALL CAP GROWTH FUND

Effective on or about December 17, 2007, the Small Cap Growth Fund is closed to new investors, except that the Fund shall remain open to (a) existing shareholders; (b) certain institutional investors that meet the minimum investment requirement, (c) certain individuals or institutions that invest (i) via fee-based investment products or (ii) mutual fund wrap programs through a broker, dealer, financial planner, or consultant, or (iii) a registered investment advisor that has entered or enters into a signed agreement with Funds Management; (d) employer-sponsored retirement plans (and their participants) for which Funds Management or the Funds’ distributor, or an affiliate, has entered into an agreement to provide administrative services; and (e) other retirement plans whose administrators or dealers have entered into an agreement with Funds Management or the Funds’ distributor, or an affiliate, to perform services.

The section “Investors Eligible to Purchase Closed Funds or Closed Share Classes” on page 37 of the Statement of Additional Information will be updated to include the Small Cap Growth Fund as a “Closed Fund.”

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM

WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated November 16, 2007, to the Prospectus dated March 1, 2007,

as previously supplemented June 18, 2007.

Administrator Class

SMALL CAP GROWTH FUND

Effective on or about December 17, 2007, the Small Cap Growth Fund will be closed to new investors. On such date, the following language will be effective and should appear on the bottom of the column on the left side of page 12 of the Prospectus:

(This Fund is closed to new investors.)

____________________________________________________________________________________

The following information was contained within the June 18, 2007, Supplement and is included herewith for your convenience.

ENTERPRISE FUND

Effective immediately, James M. Leach, CFA, will replace Sunjay Goel, CFA, as co-portfolio manager for the Enterprise Fund, along with Thomas J. Pence, CFA. Sunjay Goel will remain a member of the Fundamental Growth Equity team at Wells Capital Management, Inc.

_____________________________________________________________________________________

The following information was contained within the April 27, 2007, Supplement and is included herewith for your convenience.

SMALL CAP OPPORTUNITIES FUND

Effective immediately, the following information on page 32, under the heading “Sub-Adviser,” “Wells Capital Management Incorporated” shall be replaced by “Schroder Investment Management North America Inc.”

SCAM117/P203SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

Class Z

Supplement dated November 16, 2007, to the Prospectus dated March 1, 2007,

as previously supplemented July 16, 2007.

SMALL CAP GROWTH FUND

Effective on or about December 17, 2007, the Small Cap Growth Fund will be closed to new investors. On such date, the following language will be effective and should appear on the bottom of the column on the left side of page 12 of the Prospectus:

(This Fund is closed to new investors.)

___________________________________________________________________________________

The following information was contained within the July 16, 2007, Supplement and is included herewith for your convenience.

Effective immediately, under the “How to Buy Shares” section beginning on page 29, the “Automatic Investment Plans” row in the chart is deleted from the Class Z Prospectus. Under “General Notes for

Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

SCZ117/P202SP

Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND

WELLS FARGO ADVANTAGE COMMON STOCK FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

Class A, Class B and Class C

Supplement dated November 16, 2007, to the Prospectus dated March 1, 2007, as previously supplemented October 1, 2007, and July 16, 2007.

SMALL CAP GROWTH FUND

Effective on or about December 17, 2007, the Small Cap Growth Fund will be closed to new investors. On such date, the following language will be effective and should appear on the bottom of the column on the left side of page 16 of the Prospectus:

(This Fund is closed to new investors.)

___________________________________________________________________________________

The following information was included in the October, 1 2007, Supplement and is included for your convenience:

Effective immediately, in the section entitled “Class A Shares Sales Charge Reductions and Waivers” on page 34 of the Prospectus, the following bullet points are deleted:

•

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, provided that the account previously held a Wells Fargo Advantage Fund and that such distribution or transfer occurred within the 60 days prior to your reinvestment.

•

You may reinvest into a Wells Fargo Advantage Fund without paying a sales charge a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo, after 60 days of such distribution or transfer, provided the distribution or transfer was from the Wells Fargo Advantage Aggressive Allocation, Conservative Allocation, Diversified Bond, Diversified Small Cap, Institutional Emerging Markets, Nebraska Tax-Free or Small Cap Opportunities Fund, and the proceeds had previously been invested in the same Fund through another account (e.g. an IRA).

____________________________________________________________________________________

The following information was included in the July 16, 2007, Supplement and is included for your convenience:

Effective immediately, under the “How to Buy Shares” section beginning on page 40, the “Automatic Investment Plans” row in the chart is deleted from the Class A, Class B and Class C Prospectus. Under “General Notes for Buying Shares”, the “Minimum Initial and Subsequent Investment Waivers” bullet is deleted and replaced with the following:

•

Minimum Initial and Subsequent Investment Waivers. If you opened your account with the set minimum amount shown in the above chart, you may make reduced subsequent purchases for a minimum of $50 a month through an automatic investment plan. We may also waive or reduce the minimum initial and subsequent investment amounts for purchases made through certain retirement, benefit and pension plans, certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check specific disclosure statements and applications for the program through which you intend to invest.

Under the “Reductions and Waivers of Sales Charges” section beginning on page 34, the “Accounts That Can Be Aggregated” and the “Accounts That Cannot Be Aggregated” are deleted and replaced with the following:

Accounts That Can Be Aggregated

You may aggregate the following types of accounts indicated below to qualify for a volume discount:

Can this type of account be aggregated?	Yes	No
Individual accounts	X
Joint accounts	X
UGMA/UTMA accounts	X
Trust accounts over which the shareholder has individual or shared authority	X
Solely owned business accounts	X
Retirement Plans
Traditional and Roth IRAs	X
SEP IRAs	X
SIMPLE IRAs that use the Wells Fargo Advantage Funds prototype agreement*		X
SIMPLE IRAs that do not use the Wells Fargo Advantage Funds prototype agreement	X
403(b) Plan accounts	X
401(k) Plan accounts		X
Other Accounts
529 Plan accounts*		X
Accounts held through other brokerage firms		X

* These account types may be aggregated at the plan level for purposes of establishing eligibility for volume discounts. When plan assets in Fund Class A, Class B, Class C and WealthBuilder Portfolio shares (excluding Wells Fargo Advantage money market fund shares) reach a breakpoint, all plan participants benefit from the reduced sales charge. Participant accounts will not be aggregated with personal accounts.

Based on the above chart, if you believe that you own Fund shares in one or more accounts that can be combined with your current purchase to achieve a sales charge breakpoint, you must, at the time of your purchase, specifically identify those shares to your selling agent or shareholder servicing agent. For an account to qualify for a volume discount, it must be registered in the name of, or held for the shareholder, his or her spouse or domestic partner, as recognized by applicable state law, or his or her children under the age of 21.

SCR117/P201SP

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